BUSINESS COMBINATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Business Combinations1 [Abstract]
Schedule of Information Related to Business Combinations
The fair value of the consideration transferred for Avanxo acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	42,144
Contingent consideration	2,158	(a)
Total consideration	44,302

(a) As of December 31, 2020 and 2019 included 1,145 and 1,147 as Other financial liabilities current, respectively, and as of December 31, 2019 included 1,102 as Other financial liabilities non-current.
The fair value of the consideration transferred for Belatrix acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	61,468
Contingent consideration	4,165	(a)
Total consideration	65,633

(a) As of December 31, 2020 the consideration was fully settled. As of December 31, 2019 included 4,221 as Other financial liabilities current.
The fair value of the consideration transfer for BI Live acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	366
Contingent consideration	512	(a)
Total consideration	878
(a) As of December 31, 2020 and 2019 included 397 and 515 as Other financial liabilities non-current, respectively, and as of December 31, 2020 included 138 as Other financial liabilities current.
The fair value of the consideration for Grupo ASSA acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	28,774
Working capital adjustment	(2,493)
Contingent consideration	12,283	(a)
Installment payment	16,131
Total consideration	54,695

(a) As of December 31, 2020 included 11,218, the net of the contingent consideration and its remeasurement plus interest accrued, as Other financial liabilities current and 13,343 as Other financial liabilities non-current (installment payment plus interest accrued net of the indemnification asset as explained in note 25.19).
The preliminary fair value of the consideration for Xappia acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	4,136
Working capital adjustment	(149)
Contingent consideration	3,868	(a)
Installment payment	3,402
Total consideration	11,257

(a) As of December 31, 2020 included 4,761 as Other financial liabilities current and 2,382 as Other financial liabilities non-current.
The preliminary fair value of the consideration for Giant Monkey Robot acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	5,370
Contingent consideration	4,374	(a)
Total consideration	9,744

(a) As of December 31, 2020 included 2,467 as Other financial liabilities current and 1,924 as Other financial liabilities non-current.
The preliminary fair value of the consideration for BlueCap acquisition at the acquisition date was calculated as follows:

Purchase price	Amount
Down payment	93,951
Contingent consideration	22,557	(a)
Installment payment	33,036
Total consideration	149,544

(a) As of December 31, 2020 included 55,593 as Other financial liabilities non-current.
As of December 31, 2020 and 2019, the fair values of the assets acquired, liabilities assumed and goodwill, and the preliminary fair values of the assets acquired and goodwill of Grupo ASSA, Xappia, Giant Monkey Robot and Bluecap determined at the date of acquisition in the business combinations are as follows:

	2020 acquisitions			2019 acquisitions

	Grupo ASSA	Bluecap	Other acquisitions	Avanxo	Belatrix	BI Live

Current Assets
Cash and cash equivalents	3,486	9,944	2,153	2,749	3,929	—
Investments	—	6,258	8	948	86	—
Trade receivables	11,228	2,046	2,585	6,931	6,125	56
Other receivables	4,046	3,218	454	3,624	1,119	—
Indemnification asset	2,970	—	—	—	—	—
Other assets	—	—	—	11,015	—	—

Non current assets
Other receivables	207	—	—	—	206	—
Other financial assets	—	—	—	—	—	—
Property and equipment	838	384	243	500	3,181	—
Intangibles(1)	11,277	34,093	4,931	6,104	8,285	267
Right-of-use asset	513	—	—	—	3,272	—
Deferred tax	1,771	—	37	—	184	—
Goodwill (2)	63,682	126,059	14,731	32,068	50,816	555

Current liabilities
Trade and other payables	(4,259)	—	(341)	(14,123)	(3,195)	—
Lease liabilities	—	—	—	—	(3,347)	—
Tax liabilities	(8,085)	(6,491)	(897)	(2,649)	(1,138)	—
Payroll and social security	(6,453)	(17,444)	(1,670)	(1,582)	(3,224)	—
Other liabilities	—	—	—	—	(20)	—
Borrowings	(10,390)	—	—	(644)	(646)	—

Non current liabilities
Deferred tax liabilities	(2,849)	(8,523)	(1,233)	(639)	—	—
Lease liabilities	(584)	—	—	—	—	—
Borrowings	(3,579)	—	—	—	—	—
Contingencies	(9,124)	—	—	—	—	—
Total consideration	54,695	149,544	21,001	44,302	65,633	878

(1)As of December 31, 2020, the preliminary amounts of 42,703 and 7,598 have been allocated to customer relationships and other intangibles, respectively.
(2)As of December 31, 2020 and 2019, 204,472 and 83,439 , are not deductible for tax purposes, respectively.
Schedule of Outstanding Balances of Financial Liabilities
Outstanding balances of other financial liabilities related to the above mentioned acquisitions as of December 31, 2020 and 2019 are as follows:

	As of December 31, 2020		As of December 31, 2019
	Other financial liabilities - current	Other financial liabilities - non current	Other financial liabilities - current	Other financial liabilities - non current

Clarice	—	—	1,580	—
Ratio	—	—	903	—
PointSource	—	—	1,086	—
Avanxo	1,145	—	1,147	1,102
Belatrix	—	—	4,221	—
BI Live	138	397	—	515
Grupo ASSA	11,218	13,343	—	—
Xappia	4,761	2,382	—	—
Giant Monkey Robot	2,467	1,924	—	—
Bluecap	—	55,593	—	—
Total	19,729	73,639	8,937	1,617

	As of December 31, 2020
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	278,939
Investments
Mutual funds	19,284	—	—
Contribution to funds	—	—	615
Trade receivables	—	—	201,664
Other assets	—	—	15,100
Other receivables	—	—	6,250
Other financial assets
Convertible notes	1,166	—	—
Foreign exchange forward contracts	327	165	—
Guarantee payments related to the future lease of a property under construction	—	—	4,553
Equity investment	10,478	—	—
Others	—	—	35

	As of December 31, 2020
	FVTPL	FVTOCI	Amortised cost
Financial liabilities
Trade payables	—	—	40,506
Borrowings	—	—	25,968
Other financial liabilities
Foreign exchange forward contracts	93	—	—
Other financial liabilities related to business combinations	43,724	—	49,644
Interest rate SWAP	605	132	—
Lease liabilities	—	—	87,598
Other liabilities	—	—	81

	As of December 31, 2019
	FVTPL	FVTOCI	Amortised cost
Financial assets
Cash and cash equivalents	—	—	62,721
Investments
Mutual funds	19,384	—	—
LETEs	—	396	—
Contribution to risk funds	—	—	418
Trade receivables	—	—	156,676
Other assets	—	—	21,235
Other receivables	—	—	4,002
Other financial assets
Convertible notes	3,536	—	—
Foreign exchange forward contracts	1,220	71	—
Guarantee payments related to the future lease of a property under construction	—	—	1,383

Financial liabilities
Trade payables	—	—	36,987
Borrowings	—	—	51,386
Other financial liabilities
Foreign exchange forward contracts	—	—	—
Other financial liabilities related to business combinations	10,554	—	—
Lease liabilities	—	—	61,363
Other liabilities	—	—	368

Schedule of Reconciliation of Changes in Goodwill
A reconciliation of the goodwill from opening to closing balances is as follows:

	As of December 31,
	2020	2019
Cost
Balance at beginning of year	188,538	104,846
Additions related to new acquisitions (note 25.16)	204,472	83,706
Translation	17	(14)
Measurement period adjustment	(267)	—
Balance at end of year	392,760	188,538

Schedule of Offsetting an Acquisition

	As of December 31, 2020
	Gross amount	Gross amount set off	Net amount presented
		in the balance sheet	in the balance sheet
Other financial liabilities	16,313	2,970	13,343